Other Non Current Assets	12 Months Ended
Dec. 31, 2025
Other Non Current Assets [Abstract]
Other Non Current Assets

Note 5 — Other Non Current Assets

On April 23, 2025, the Company and CEP entered into a letter agreement (the “Letter Agreement”) with Cantor Fitzgerald & Co. (“CF&Co.”) Pursuant to the Letter Agreement, during the 24 months after April 23, 2025, the Company may engage CF&Co. to provide capital markets advisory or other non-financial advisory services up to $9,250,000. In return for these future services, the Company prepaid CF&Co. for those services at the close of the Reverse Recapitalization. For the period from the execution of the agreement to December 31, 2025, CF&Co. did not incur any expenses under this agreement. The balance of $9,250,000 is included in other non current assets at December 31, 2025 on the consolidated balance sheet.